Reorganization, Basis of Presentation and Going Concern - Schedule of Subsidiary (Details) - Agroz Group Sdn. Bhd. (“Agroz Group”) [Member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Subsidiary [Line Items]
Date and place of incorporation and operation	November 20, 2020 Malaysia
Issued share capital	$ 1,000
Principal activities	Offering farm solutions, and selling fresh produce from the CEA vertical farms
Percentage of shareholding %	100.00%